INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Loss From Continuing Operations Before Income Taxes by Geographic Location

Loss from continuing operations before income taxes by geographic location is as follows:

(in US$ thousands )	2011	2012	2013
Taiwan operations	$(770)	$(14,871)	$(33,077)
Non-Taiwan operations	(66,865)	1,946	(1,605)

	$(67,635)	$(12,925)	$(34,682)

Components of Income Tax Provision Benefit from Continuing Operations by Geographic Location and Taxing Jurisdiction

Income tax provision (benefit) from continuing operations by geographic location is as follows:

(in US$ thousands )	2011	2012	2013
Taiwan operations	$33	$456	$248
Non-Taiwan operations	(278)	215	(187)

	$(245)	$671	$61

The components of income tax provision (benefit) from continuing operations by taxing jurisdiction are as follows:

( in US$ thousands )	2011	2012	2013
Taiwan:
Current	$—	$410	$(131)
Deferred	33	46	379

	$33	$456	$248

Non-Taiwan:
Current	$(539)	$215	$(187)
Deferred	261	—	—

	$(278)	$215	$(187)

Total current income tax expense (benefit)	$(539)	$625	$(318)

Total deferred income tax expense (benefit)	$294	$46	$379

Total income tax provision (benefit)	$(245)	$671	$61

Reconciliation of Effective Tax Rate Related to Continuing Operations to Statutory Taiwan Federal Tax Rate

A reconciliation of our effective tax rate related to continuing operations to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2011	2012	2013
Taiwan statutory rate, including taxes on income and retained earnings	23.85%	23.85%	23.85%
Foreign tax differential	1.02%	(0.17%)	(3.71%)
Non-deductible items - impairment charges on goodwill	(1.82%)	(16.43%)	(10.39%)
Changes in unrecognized tax benefits	0.00%	0.00%	(4.12%)
Tax-exempted income in foreign jurisdictions	0.00%	0.00%	3.12%
Adjustment for prior year payable	0.00%	0.00%	0.55%
Change in valuation allowance	(21.70%)	(4.00%)	(10.17%)
Tax effect of earnings for equity method investees and certain subsidiaries	(0.02%)	(4.38%)	0.00%
Other	(0.99%)	(4.06%)	0.69%

Effective rate	0.34%	(5.19%)	(0.18%)

Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2011, 2012 and 2013 are as follows:

(in US$ thousands)	2011	2012	2013
Balance at beginning of year	$7,402	$25,256	$18,333
Subsequent utilization of valuation allowance	(270)	(4)	(7)
Additions to valuation allowance	15,597	214	3,527
Divestitures	—	(7,026)	(16,616)
Acquisitions	2,491	—	—
Exchange differences	36	(107)	(21)

Balance at end of year	$25,256	$18,333	$5,216

Breakdown of Expiration of Net Operating Loss Carryforwards in Major Jurisdictions	Below is the breakdown of the expiration of the net operating loss carryforwards in major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	9,975	indefinite
Taiwan	10,170	2020~2023

	20,145

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2011, 2012 and 2013 are as follows:

(in US$ thousands)	2011	2012	2013
Balance at beginning of year	$3,887	$4,714	$4,202
Increase related to prior year tax positions	965	573	706
Deconsolidation of IAHGames	—	(1,072)	—
Exchange differences	(138)	(13)	63

Balance at end of year	$4,714	$4,202	$4,971

Deferred Tax Assets
Significant Components of Deferred Tax Assets and Liabilities

Significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2012	2013
Net operating loss carryforwards	$3,248	$4,072
Loss on equity method investment	15,621	—
Share-based compensation	234	267
Intangible assets	354	738
Property, plant and equipment	100	86
Other	(275)	109

	19,282	5,272
Less: valuation allowance	(18,333)	(5,216)

Deferred tax assets - net	$949	$56

Deferred Tax Liability
Significant Components of Deferred Tax Assets and Liabilities

Significant components of our deferred tax liabilities consist of the following:

(in US$ thousands)	December 31
	2012	2013
Depreciation and amortization	$255	$—
Investment in affiliated companies, principally due to undistributed income	2,207	1,987

Capitalized software development costs	306	56

Deferred tax liabilities	$2,768	$2,043